Goodwill (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of changes in the carrying value of goodwill by segment
Impairment of goodwil	$ 0	$ 0	$ 0